Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2019	2018
Prepaid expenses	$45,545	$66,137
Government institutions	62,398	80,928
Derivative instruments	23,886	22,549
Cross-currency interest rate swap	6,183	1,543
Right to use land and buildings	5,602	6,183
Other	17,114	21,808
	$160,728	$199,148